Loans Receivable (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans receivable		$ 146,416	$ 112,911	$ 170,668
Net of reserves for uncollectible loans		$ 55,000	$ 55,000	$ 55,000
Maximum [Member]
Interest rate		12.00%	5.00%
Loan original term		10 years	5 years
Minimum [Member]
Interest rate		2.00%	1.00%
Loan original term			1 year
Former Franchisee [Member]
Loans receivable	$ 60,186
Debt instrument, payment terms	The loan is payable in 120 monthly payments consisting of principal and interest of 12%, with the payments becoming due as of December 1, 2019.
Interest rate	12.00%
Maturity date	Dec. 01, 2019